Financial Risk Management - Summary of Details of Financial Assets and Liabilities in Foreign Currencies (Detail)
€ in Thousands, ₫ in Thousands, ৳ in Thousands, دج in Thousands, ¥ in Thousands, ¥ in Thousands, £ in Thousands, zł in Thousands, Tsh in Thousands, SFr in Thousands, Rp in Thousands, P in Thousands, K in Thousands, FRw in Thousands, $ in Thousands, $ in Thousands, in Thousands, in Thousands, ₩ in Millions
	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 VND (₫)	Dec. 31, 2017 XDR ( )	Dec. 31, 2017 BDT (৳)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2017 PLN (zł)	Dec. 31, 2017 UZS ( )	Dec. 31, 2017 RWF (FRw)	Dec. 31, 2017 TZS (Tsh)	Dec. 31, 2017 BWP (P)	Dec. 31, 2017 MMK (K)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2017 DZD (دج)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 VND (₫)	Dec. 31, 2016 XDR ( )	Dec. 31, 2016 BDT (৳)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 HKD ($)	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 JPY (¥)	Dec. 31, 2016 PLN (zł)	Dec. 31, 2016 UZS ( )	Dec. 31, 2016 RWF (FRw)	Dec. 31, 2016 TZS (Tsh)	Dec. 31, 2016 BWP (P)	Dec. 31, 2016 MMK (K)	Dec. 31, 2016 IDR (Rp)	Dec. 31, 2016 DZD (دج)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 VND (₫)	Dec. 31, 2015 XDR ( )	Dec. 31, 2015 BDT (৳)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 HKD ($)	Dec. 31, 2015 GBP (£)	Dec. 31, 2015 JPY (¥)	Dec. 31, 2015 PLN (zł)
Disclosure of detailed information about financial instruments [Line Items]
Financial assets	₩ 10,237,369																		₩ 10,216,182
Financial liabilities	₩ 15,295,656																		₩ 16,557,537
Currency risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets		$ 236,476	₫ 311,649	306	৳ 38,074	¥ 46,555	€ 186		¥ 28,267	zł 338	136,787	FRw 3,346	Tsh 317,348	P 42	K 84	Rp 14,886,393	دج 47			$ 210,474	₫ 515,412	311	৳ 69,473	¥ 15,262	€ 40	$ 254	£ 1	¥ 80,555	zł 106,025	39,531	FRw 1,203	Tsh 29,987	P 15	K 2,750	Rp 15,646,011	دج 471	$ 183,254	₫ 270,000	444	৳ 6	¥ 15,562	€ 29	$ 9	£ 8	¥ 73,716	zł 207,273
Financial liabilities		$ 1,908,831		738		¥ 10	€ 3,625	£ 74	¥ 21,801,443							Rp 710,162		SFr 12		$ 2,536,090		737		¥ 381	€ 2,571		£ 151	¥ 21,802,051							Rp 53,142,167		$ 2,351,003		849		¥ 107	€ 29		£ 888	¥ 40,279,411